Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Share-Based Compensation Expense	The Company did not record share-based compensation expense during the three months ended March 31, 2024.
Three Months Ended March 31,
2025
General and administrative	$964,632
Research and development	19,761
Total share-based compensation	$984,393

The Company recorded share-based compensation expense in the following expense categories of its accompanying consolidated statements of operations:

	Year Ended December 31,
	2024	2023
General and administrative	$1,303,546	$52,000
Research and development	20,390	—
Total share-based compensation	$1,323,936	$52,000

Schedule of Option Activity

The following table summarizes stock option activity for the three months ended March 31, 2025:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Balance at December 31, 2024	2,537,602	$5.60	7.85
Granted	—	—
Exercised	(147,579)	0.28
Forfeited	(11,850)	5.11
Balance at March 31, 2025	2,378,173	$5.89	7.67
Vested and expected to vest	2,378,173	$5.89	7.67
Exercisable at the end of the period	1,026,508	$0.18	5.67

The following table summarizes option activity for the year ended December 31, 2024:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Balance at January 1, 2024	1,335,078	$0.23	5.83
Granted	1,371,415	10.23
Exercised	(160,991)	0.48
Forfeited	(7,900)	10.23
Balance at December 31, 2024	2,537,602	$5.60	7.85
Vested and expected to vest	2,537,602	$5.60	7.85
Exercisable at the end of the period	1,174,087	$0.19	5.90

Schedule of RSU Activity

The following table summarizes RSU with Service-Only Conditions activity for the three months ended March 31, 2025:

	Awards	Weighted Average Grant Date Fair Value
Balance at December 31, 2024	520,300	$8.13
Granted	465,044	8.18
Exercised	—	—
Forfeited	(4,500)	5.11
Balance at March 31, 2025	980,844	$8.17

The following table summarizes RSU with Market-Based Conditions activity for the three months ended March 31, 2025:

	Awards	Weighted Average Grant Date Fair Value
Balance at December 31, 2024	—	$—
Granted	496,483	10.09
Exercised	—	—
Forfeited	—	—
Balance at March 31, 2025	496,483	$10.09

The following table summarizes RSU activity for the year ended December 31, 2024:

	Awards	Weighted Average Grant Date Fair Value
Balance at January 1, 2024	—	$—
Granted	523,300	8.15
Vested	—	—
Forfeited	(3,000)	10.23
Balance at December 31, 2024	520,300	$8.13

Schedule of Assumptions Used to Estimate the Fair Value of the RSUs With Market-based Conditions	The following summarizes the assumptions used to estimate the fair value of the RSUS with market-based conditions that were granted during the three months ended March 31, 2025:
RSUs - Market-Based Conditions
Expected term - years	2.9
Expected volatility	89.7%
Risk-free interest rate	4.3%
Expected dividends	—

Schedule of Options Granted

The following tables provide additional detail about the options granted during the year ended December 31, 2024:

Grant Date	NSO Options(1) (#)	Exercise Price ($)
June 6, 2024	651,737 (3)	10.23
September 9, 2024(2)	177,747	10.23
(1)	One-fourth of the total number of shares of Class A common stock subject to the NSOs vest and become exercisable on June 6, 2025, and one-sixteenth of the total number of shares of Class A common stock subject to the Option shall vest and become exercisable on each three (3)-month anniversary thereafter, subject to the applicable employee’s continued service through the applicable vesting date

(2)	The vesting commencement date for NSOs granted on September 9, 2024 is June 6, 2024. Per ASC 718-10-35-2, compensation cost for an award of share-based compensation is recognized over the requisite service period. The service period for these awards begins on grant date. The Company considered the requirement in ASC 718-10-35-8 when recognizing current period expense.

(3)	7,900 options were forfeited during the year ended December 31, 2024 which resulted in a reversal of share-based compensation expense of $2,667 as the Company accounts for forfeitures as they occur.

Non-employee Directors
Grant Date	NSO Options(1) (#)	Exercise Price ($)
June 6, 2024	99,540	10.23
(1)	These NSOs vest and become exercisable in full on the earlier of (i) the one year anniversary of the grant date and (ii) the date of the next annual shareholders’ meeting of the Company following the grant date, subject to the applicable non-employee director’s continued service through the applicable vesting date.

Non-employee Equity Method Investees
Grant Date	NSO Options(1) (#)	Exercise Price ($)
June 6, 2024	65,832	10.23
September 9, 2024(2)	376,560	10.23
(1)	One-fourth of the total number of shares of Class A common stock subject to the NSOs vest and become exercisable on June 6, 2025, and one-sixteenth of the total number of shares of Class A common stock subject to the Option shall vest and become exercisable on each three (3)-month anniversary thereafter, subject to the applicable recipient’s continued service through the applicable vesting date

(2)	The vesting commencement date for NSOs granted on September 9, 2024 is June 6, 2024. Per ASC 718-10-35-2, compensation cost for an award of share-based compensation is recognized over the requisite service period. The service period for these awards begins on grant date. The Company considered the requirement in ASC 718-10-35-8 when recognizing current period expense.

Schedule of Fair Value of NSOs Determined Using Black-Scholes Option-Pricing Model

The fair value of the NSOs were determined using the Black-Scholes option-pricing model and were based on the following weighted average assumptions:

	Grant Date
	June 6, 2024	September 9, 2024
Incentive Plan
Expected term – years	6.1	10.0
Expected volatility	29.5%	28.5%
Risk-free interest rate	4.2%	3.7%
Expected dividends	—	—

Schedule of RSUs Granted

The following tables provide additional detail about the RSUs granted during the year ended December 31, 2024:

Employees
Grant Date	Awards(1) (#)		Grant Date Fair Value ($)
June 6, 2024	247,500	(3)	10.23
September 9, 2024(2)	70,000		5.11
(1)	These awards vest as to 25% of the total awards granted on each of the first four anniversaries of the applicable vesting commencement date, subject to the applicable employee’s continued service through the applicable vesting date.

(2)	The vesting commencement date for RSUs granted on September 9, 2024 is June 6, 2024. Per ASC 718-10-35-2, compensation cost for an award of share-based compensation is recognized over the requisite service period. The service period for these awards begins on grant date. The Company considered the requirement in ASC 718-10-35-8 when recognizing current period expense.

(3)	3,000 awards were forfeited during the year ended December 31, 2024 which resulted in a reversal of share-based compensation expense of $2,666 as the Company accounts for forfeitures as they occur.

Non-employee Directors
Grant Date	Awards(1) (#)	Grant Date Fair Value ($)
June 6, 2024	37,800	10.23
(1)	These awards vest in full on the earlier of (i) the one (1) year anniversary of the grant date and (ii) the date of the next annual shareholders’ meeting of the Company following the grant date, subject to the applicable non-employee director’s continued service through the applicable vesting date.

Non-employee Equity Method Investees
Grant Date	Awards(1) (#)	Grant Date Fair Value ($)
June 6, 2024	25,000	10.23
September 9, 2024(2)	143,000	5.11
(1)	These awards vest as to 25% of the total awards granted on each of the first four anniversaries of the applicable vesting commencement date, subject to the applicable recipient’s continued service through the applicable vesting date.

(2)	The vesting commencement date for RSUs granted on September 9, 2024 is June 6, 2024. Per ASC 718-10-35-2, compensation cost for an award of share-based compensation is recognized over the requisite service period. The service period for these awards begins on grant date. The Company considered the requirement in ASC 718-10-35-8 when recognizing current period expense.